Supplementary information to the cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions not involving cash
Additions to property, plant and equipment and intangible assets - with no cash effect	R$ (2,821,905)	R$ (2,576,470)	R$ (2,150,713)
Increase in lease liabilities - no cash effect	2,933,767	2,639,802	2,044,366
C6 Bank bonus warrant			162,958
Dividends/interest on capital approved but not paid	(1,390,000)	(650,000)	(655,000)
Subscription bonds (Note 12)		R$ 175,317